                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/01

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Co.
Address: 200 Park Avenue - 39th FL
         New York, NY 10166

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Camillone
Title: Client Service Rep
Phone: 212-251-3117

Signature, Place, and Date of Signing:


/s/ Paul Camillone                 New York, New York          8-9-01
------------------                --------------------        --------
    [Signature]                       [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-__________________           _______________________________________
[Repeat as necessary]


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REPORTING MANAGER: Furman Selz LLC                 FORM 13F                                                                  6/30/01

CIK 0001078975
CCC 8pbczyu$


  ITEM 1               ITEM 2       ITEM 3      ITEM 4         ITEM 5         ITEM 6                  ITEM 7          ITEM 8
-----------        --------------  ---------  ------------   ------------  ------------------------  --------  ---------------------
                                                                              INVEST. DESC.                      VOTING AUTHORITY
                       TITLE                     FAIR                                 SHARED                   ---------------------
                        OF           CUSIP      MARKET         SHRS OF     SOLE    SHARED     OTHER            SOLE    SHARED  OTHER
 NAME OF ISSUER       CLASS         NUMBER       VALUE         PRN AMT     (A)     (B)        (C)    MANAGERS  (A)     (B)     (C)
-----------------  --------------  ---------  ------------   ------------  ------------------------  --------  ----    ------  -----
***ABN AMRO
 HOLDING NV        COMMON             937102   $2,394,437.00    126489  N   X                         NORT      126489
------------------------------------------------------------------------------------------------------------------------------------
BANK OF
 BERMUDA LTD       OTC EQ          G07644100     $640,000.00     12800  N   X                         NORT       12800
------------------------------------------------------------------------------------------------------------------------------------
BANKNORTH GROUP
 INC NEW-DE        OTC EQ          06646R107   $6,228,750.00    275000  N   X                         NORT      275000
------------------------------------------------------------------------------------------------------------------------------------
BNP PAPIBAS ORD    FSTK              4133667     $873,800.00     10000  N   X                         NORT       10000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE
 HATHAWAY INC-DEL  COMMON           84670108   $6,940,000.00       100  N   X                         NORT         100
------------------------------------------------------------------------------------------------------------------------------------
BAY VIEW CAPITAL
 CORP - DE         COMMON          07262L101   $7,044,634.00    941796  N   X                         NORT      941796
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC      COMMON          172967101   $2,642,000.00     50000  N   X                         NORT       50000
------------------------------------------------------------------------------------------------------------------------------------
CB BANCSHARES
 INC-HAWAII        OTC EQ          124785106   $7,789,862.00    220989  N   X                         NORT      220989
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE
 BANCSHARES INC    OTC EQ          200525103     $922,500.00     25000  N   X                         NORT       25000
------------------------------------------------------------------------------------------------------------------------------------
CCBT FINL
 COS INC           OTC EQ          12500Q102     $299,900.00     10000  N   X                         NORT       10000
------------------------------------------------------------------------------------------------------------------------------------
WTS DIME BANCORP
 INC NEW           OTC EQ          25429Q110     $154,392.00    551400  N   X                         NORT      551400
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE
 FIRST BOSTON      COMMON          22541L103   $4,384,250.00    923000  N   X                         NORT      923000
------------------------------------------------------------------------------------------------------------------------------------
DIME BANCORP INC   COMMON          25429Q102   $8,594,506.00    230725  N   X                         NORT      230725
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON
 FINL CORP         COMMON          339030108   $5,292,375.00    134154  N   X                         NORT      134154
------------------------------------------------------------------------------------------------------------------------------------
FRIEDMAN
 BILLINGS
 RAMSEY G          COMMON          358433100   $1,177,400.00    168200  N   X                         NORT      168200
------------------------------------------------------------------------------------------------------------------------------------
FPIC INSURANCE
 GROUP INC         OTC EQ          302563101   $1,555,446.00    119100  N   X                         NORT      119100
------------------------------------------------------------------------------------------------------------------------------------
FIRST UNION CORP   COMMON          337358105  $14,150,001.00    404980  N   X                         NORT      404980
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN STATE
 BANCORP INC       COMMON          381197102   $7,136,360.00    231700  N   X                         NORT      231700
------------------------------------------------------------------------------------------------------------------------------------
GATEWAY AMERICAN
 BANCSHARE         OTC EQ          367569100     $192,188.00    102500  N   X                         NORT      102500
------------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON
 BANCSHARES INC    OTC EQ          446150104   $3,364,830.00    205800  N   X                         NORT      205800
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BANK
 CORP-MASS         OTC EQ          453836108   $5,371,254.00    272100  N   X                         NORT      272100
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN
 CHASE & CO        COMMON          46625H100   $5,374,255.00    120499  N   X                         NORT      120499
------------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY LIFE
 INSURANCE         OTC EQ          484836101   $5,080,000.00    127000  N   X                         NORT      127000
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW        COMMON          493267108   $3,146,840.00    120800  N   X                         NORT      120800
------------------------------------------------------------------------------------------------------------------------------------
LOCAL FINANCIAL
 CORP              OTC EQ          539553107   $5,929,485.00    459650  N   X                         NORT      459650
------------------------------------------------------------------------------------------------------------------------------------
MEDFORD BANCORP
 INC               OTC EQ          584131106   $3,272,000.00    160000  N   X                         NORT      160000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &
 CO INC            COMMON          590188108   $2,962,500.00     50000  N   X                         NORT      50000
------------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM BANK -
 MALVERN           OTC EQ          60036L105   $1,370,000.00    200000  N   X                         NORT      200000
------------------------------------------------------------------------------------------------------------------------------------
NEWMIL BANCORP
 INC               OTC EQ          651633109   $2,817,529.00    243100  N   X                         NORT      243100
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC CREST
 CAPITAL INC       OTC EQ          694166109   $4,839,120.00    244400  N   X                         NORT      244400
------------------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL
 CORP              COMMON          693475105   $6,144,786.00     93400  N   X                         NORT       93400
------------------------------------------------------------------------------------------------------------------------------------
***PARTNERRE
 LTD               COMMON          G6852T105  $14,284,890.00    257850  N   X                         NORT      257850
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP
 LTD               COMMON          G3223R108  $11,021,780.00    147350  N   X                         NORT      147350
------------------------------------------------------------------------------------------------------------------------------------
SCPIE HOLDINGS
 INC               COMMON          78402P104     $244,420.00     12100  N   X                         NORT       12100
------------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN CORP  COMMON          863902102   $5,091,750.00     73000  N   X                         NORT       73000
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR FINL
 CORP DEL          OTC EQ          868161100   $5,340,488.00    358422  N   X                         NORT      358422
------------------------------------------------------------------------------------------------------------------------------------
PRICE T ROWE
 GROUP INC         OTC EQ          74144T108   $1,869,500.00     50000  N   X                         NORT       50000
------------------------------------------------------------------------------------------------------------------------------------
TD WATERHOUSE
 GROUP INC         COMMON          872362108     $983,700.00     90000  N   X                         NORT       90000
------------------------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP
 LTD BERMUDA       COMMON          G9032C109   $9,163,416.00    399800  N   X                         NORT      399800
------------------------------------------------------------------------------------------------------------------------------------
UMB FINANCIAL
 CORP              OTC EQ          902788108   $2,150,000.00     50000  N   X                         NORT       50000
------------------------------------------------------------------------------------------------------------------------------------
U S BANCORP-DEL    COMMON          902973304  $11,574,198.00    507863  N   X                         NORT      507863
------------------------------------------------------------------------------------------------------------------------------------
WESTBANK CORP      OTC EQ          957116106     $784,055.00     82100  N   X                         NORT       82100
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED
 FINANCIAL I       COMMON          930059100   $1,587,500.00     50000  N   X                         NORT       50000
------------------------------------------------------------------------------------------------------------------------------------

      Page Totals                              $192,181,097.00


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